Directors' Emoluments (Details) - Schedule of Emoluments Paid or Payable to the Directors - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries
Salaries	$ 2,154,000	$ 2,141,669	$ 740,996
Social Welfare
Social Welfare		1,242	432
Yan Keyan [Member]
Salaries
Salaries		597,669	306,466
Social Welfare
Social Welfare		1,242	432
Sun Lei [Member]
Salaries
Salaries	1,470,000	772,000
Li Huidan [Member]
Salaries
Salaries	228,000	772,000
Mu Ruifeng [Member]
Salaries
Salaries	228,000
Jin Yan [Member]
Salaries
Salaries	228,000
Lixia Tu [Member]
Salaries
Salaries			237,880
John Sano [Member]
Salaries
Salaries			10,350
Themis Kalapotharakos [Member]
Salaries
Salaries			82,800
Matthew Los [Member]
Salaries
Salaries			82,800
Zhongmin Zhang [Member]
Salaries
Salaries			10,350
Yuet Mei Chan [Member]
Salaries
Salaries			$ 10,350